Loan Capital - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Loan capital
Balance as at beginning of year	$ 37,883	$ 33,176
Issuances	5,042	6,326
Maturities, repayments, buybacks and reductions	(4,122)	(1,957)
Total cash movements	920	4,369
FX translation impact	1,219	(1,416)
Fair value hedge accounting adjustments	(68)	1,714
Other	16	40
Total non-cash movements	1,167	338
Balance as at end of year	39,970	37,883
Parent Entity
Loan capital
Balance as at beginning of year	36,770	32,085
Issuances	5,042	6,326
Maturities, repayments, buybacks and reductions	(4,127)	(1,951)
Total cash movements	915	4,375
FX translation impact	1,267	(1,401)
Fair value hedge accounting adjustments	(74)	1,675
Other	13	36
Total non-cash movements	1,206	310
Balance as at end of year	$ 38,891	$ 36,770